UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 23.8%
Auto Components 2.0%
BorgWarner, Inc.	63,234	3,474,708
Tenneco, Inc.*	75,936	4,298,737

		7,773,445
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.*	193,582	5,050,554
Panera Bread Co. "A"* (a)	25,391	4,438,347

		9,488,901
Household Durables 6.0%
Jarden Corp.* (a)	140,065	6,706,312
Newell Rubbermaid, Inc. (a)	130,946	4,987,733
Toll Brothers, Inc.*	137,869	4,724,771
Whirlpool Corp.	34,986	6,778,188

		23,197,004
Leisure Products 1.5%
Polaris Industries, Inc. (a)	37,959	5,740,919
Media 0.9%
Cinemark Holdings, Inc.	101,889	3,625,211
Specialty Retail 8.4%
Advance Auto Parts, Inc. (a)	24,233	3,859,832
DSW, Inc. "A"	123,696	4,613,861
Penske Automotive Group, Inc.	76,146	3,736,484
Ross Stores, Inc.	74,518	7,024,067
The Children's Place, Inc. (a)	69,012	3,933,684
Ulta Salon, Cosmetics & Fragrance, Inc.*	47,467	6,068,181
Urban Outfitters, Inc.* (a)	93,423	3,281,950

		32,518,059
Textiles, Apparel & Luxury Goods 2.6%
Carter's, Inc.	48,659	4,248,417
Hanesbrands, Inc. (a)	52,663	5,878,244

		10,126,661
Consumer Staples 6.9%
Food Products 5.6%
Hain Celestial Group, Inc.* (a)	69,672	4,061,181
Keurig Green Mountain, Inc. (a)	32,540	4,308,133
McCormick & Co., Inc. (a)	53,183	3,951,497
Mead Johnson Nutrition Co.	63,423	6,376,548
The WhiteWave Foods Co.*	80,341	2,811,132

		21,508,491
Household Products 1.3%
Church & Dwight Co., Inc. (a)	64,961	5,119,577
Energy 5.1%
Energy Equipment & Services 2.5%
Core Laboratories NV (a)	8,758	1,053,938
FMC Technologies, Inc.*	52,660	2,466,594
Oceaneering International, Inc. (a)	39,101	2,299,530
Oil States International, Inc.*	47,925	2,343,533
RPC, Inc. (a)	117,586	1,533,321

		9,696,916
Oil, Gas & Consumable Fuels 2.6%
Cabot Oil & Gas Corp.	110,045	3,258,433
Matador Resources Co.* (a)	117,129	2,369,520
Pioneer Natural Resources Co.	13,171	1,960,503
Range Resources Corp. (a)	49,832	2,663,520

		10,251,976
Financials 8.1%
Banks 1.5%
Signature Bank* (a)	45,544	5,736,722
Capital Markets 3.7%
Affiliated Managers Group, Inc.*	24,412	5,181,203
Lazard Ltd. "A"	89,447	4,475,033
Oaktree Capital Group LLC (a)	90,650	4,698,390

		14,354,626
Consumer Finance 1.4%
PRA Group, Inc.* (a)	96,736	5,603,917
Real Estate Management & Development 1.5%
CBRE Group, Inc. "A"*	168,524	5,771,947
Health Care 15.7%
Biotechnology 5.7%
Alkermes PLC* (a)	57,748	3,381,723
BioMarin Pharmaceutical, Inc.*	60,521	5,471,098
Medivation, Inc.*	28,025	2,791,570
Puma Biotechnology, Inc.* (a)	10,862	2,055,851
United Therapeutics Corp.* (a)	29,209	3,782,274
Vertex Pharmaceuticals, Inc.* (a)	41,571	4,938,635

		22,421,151
Health Care Equipment & Supplies 3.2%
St. Jude Medical, Inc. (a)	49,396	3,212,222
Thoratec Corp.*	128,516	4,171,629
Zeltiq Aesthetics, Inc.*	182,009	5,079,871

		12,463,722
Health Care Providers & Services 5.8%
Catamaran Corp.*	72,874	3,771,229
Centene Corp.* (a)	71,376	7,412,397
HCA Holdings, Inc.*	72,148	5,294,942
Humana, Inc.	41,520	5,963,518

		22,442,086
Pharmaceuticals 1.0%
Pacira Pharmaceuticals, Inc.*	43,159	3,826,477
Industrials 15.2%
Aerospace & Defense 1.5%
BE Aerospace, Inc.*	51,497	2,987,856
DigitalGlobe, Inc.* (a)	88,385	2,737,283
KLX, Inc.*	1	21

		5,725,160
Airlines 2.6%
Delta Air Lines, Inc. (a)	96,781	4,760,657
United Continental Holdings, Inc.*	78,554	5,254,477

		10,015,134
Building Products 1.1%
Fortune Brands Home & Security, Inc. (a)	92,601	4,192,047
Electrical Equipment 1.6%
Acuity Brands, Inc. (a)	37,430	5,242,820
Rockwell Automation, Inc.	11,184	1,243,661

		6,486,481
Machinery 4.3%
Manitowoc Co., Inc. (a)	167,629	3,704,601
Middleby Corp.*	57,961	5,743,935
Trinity Industries, Inc. (a)	57,272	1,604,189
WABCO Holdings, Inc.*	54,807	5,742,677

		16,795,402
Professional Services 1.2%
IHS, Inc. "A"*	40,335	4,593,350
Road & Rail 1.4%
Kansas City Southern (a)	45,059	5,498,550
Trading Companies & Distributors 1.5%
United Rentals, Inc.* (a)	58,547	5,972,380
Information Technology 18.4%
Communications Equipment 0.8%
Palo Alto Networks, Inc.* (a)	25,930	3,178,240
Internet Software & Services 3.4%
Akamai Technologies, Inc.*	59,813	3,765,827
CoStar Group, Inc.* (a)	31,536	5,790,956
LinkedIn Corp. "A"*	16,047	3,686,156

		13,242,939
IT Services 2.8%
Syntel, Inc.* (a)	106,375	4,784,747
VeriFone Systems, Inc.* (a)	160,944	5,987,117

		10,771,864
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc. (a)	209,045	5,209,401
Lam Research Corp.	68,273	5,416,780
NXP Semiconductors NV*	63,773	4,872,257
Skyworks Solutions, Inc. (a)	68,584	4,986,743

		20,485,181
Software 4.7%
Citrix Systems, Inc.*	27,498	1,754,372
Intuit, Inc. (a)	48,826	4,501,269
PTC, Inc.* (a)	131,294	4,811,925
Salesforce.com, Inc.* (a)	23,862	1,415,255
ServiceNow, Inc.* (a)	40,676	2,759,867
Splunk, Inc.* (a)	51,664	3,045,593

		18,288,281
Technology Hardware, Storage & Peripherals 1.4%
Western Digital Corp.	49,663	5,497,694
Materials 3.4%
Chemicals 1.8%
Ashland, Inc. (a)	35,236	4,219,863
Huntsman Corp.	123,864	2,821,622

		7,041,485
Construction Materials 0.9%
Eagle Materials, Inc.	43,586	3,313,844
Metals & Mining 0.7%
Constellium NV "A"*	160,948	2,644,376
Telecommunication Services 1.4%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	50,508	5,594,266

Total Common Stocks (Cost $263,227,041)		381,004,482
Exchange-Traded Fund 0.7%
SPDR S&P Biotech ETF (a) (Cost $1,391,673)	14,452	2,697,321
Securities Lending Collateral 31.7%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $123,288,075)	123,288,075	123,288,075
Cash Equivalents 1.7%
Central Cash Management Fund, 0.06% (b) (Cost $6,657,947)	6,657,947	6,657,947

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $394,564,736) †	132.1	513,647,825
Other Assets and Liabilities, Net	(32.1)	(124,686,529)

Net Assets	100.0	388,961,296

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $395,535,545.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $118,112,280.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $125,679,545 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,567,265.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $118,706,935, which is 30.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$381,004,482	$—	$—	$381,004,482
Exchange-Traded Fund	2,697,321	—	—	2,697,321
Short-Term Investments (d)	129,946,022	—	—	129,946,022

Total	$513,647,825	$—	$—	$513,647,825

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015